Common Stock Warrants (Tables)	3 Months Ended
Mar. 31, 2014
Common Stock Warrants Tables
Common Stock Warrant

Common Stock Warrant activity during the three months ended March 31, 2014 was as follows:

	Common Warrants Outstanding
	Warrants Outstanding	Weighted-Average Exercise Price

Balance as of December 31, 2013	1,227,656	0.54
Granted	10,648,389	1.91
Cancelled/Forfeited	(1,041,565)	0.54
Exercised	(186,091)	0.54
Balance as of March 31, 2014	10,648,389	$1.91